Other Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Interest income	373	193
Government grants (note i)	—	531
Other income	28	32

	401	756

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Interest income (note i)	330	467	431
Government grants (note ii)	1,730	587	1,016

	2,060	1,054	1,447